Matthews Japan Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.8%

	Shares	Value

INFORMATION TECHNOLOGY: 20.6%
Electronic Equipment, Instruments & Components: 8.3%
TDK Corp.	428,400	$46,778,194
Keyence Corp.	87,600	40,951,187
Ibiden Co., Ltd.	987,600	33,654,529

		121,383,910

IT Services: 5.5%
ITOCHU Techno-Solutions Corp.	1,062,600	40,310,210
OBIC Co., Ltd.	128,300	22,563,182
Hennge KKb	260,600	16,803,211

		79,676,603

Software: 3.8%
Sansan, Inc.[b]	360,000	23,312,261
Freee KKb	152,600	11,572,794
Kaonavi, Inc.[b]	133,100	8,160,565
AI inside, Inc.[b]	19,300	8,136,046
Oracle Corp. Japan	42,400	4,578,218

		55,759,884

Semiconductors & Semiconductor Equipment: 2.0%
Disco Corp.	121,700	29,756,237

Technology Hardware, Storage & Peripherals: 1.0%
FUJIFILM Holdings Corp.	291,400	14,363,648

Total Information Technology		300,940,282

HEALTH CARE: 20.5%
Pharmaceuticals: 7.4%
Takeda Pharmaceutical Co., Ltd.	1,016,300	36,325,547
Santen Pharmaceutical Co., Ltd.	1,459,900	29,848,939
Eisai Co., Ltd.	298,700	27,280,966
Chugai Pharmaceutical Co., Ltd.	322,600	14,476,831

		107,932,283

Health Care Equipment & Supplies: 7.4%
Hoya Corp.	385,200	43,495,371
Terumo Corp.	1,050,700	41,833,306
Sysmex Corp.	235,500	22,533,108

		107,861,785

Health Care Technology: 2.9%
M3, Inc.	681,700	42,167,416

Biotechnology: 2.8%
PeptiDream, Inc.[b]	880,300	41,311,435

Total Health Care		299,272,919

INDUSTRIALS: 18.6%
Professional Services: 8.3%
Nihon M&A Center, Inc.	953,700	54,560,608
SMS Co., Ltd.	1,151,800	33,444,358
Recruit Holdings Co., Ltd.	639,800	25,409,887
Direct Marketing MiX, Inc.[b]	300,500	7,693,074

		121,107,927

Machinery: 4.8%
SMC Corp.	80,400	44,850,072

	Shares	Value
Makita Corp.	528,400	$25,288,854

		70,138,926

Electrical Equipment: 3.6%
Nidec Corp.	556,400	52,178,048

Building Products: 1.9%
Daikin Industries, Ltd.	152,500	28,178,086

Total Industrials		271,602,987

CONSUMER DISCRETIONARY: 16.4%
Specialty Retail: 6.7%
Nitori Holdings Co., Ltd.	220,600	45,763,883
Fast Retailing Co., Ltd.	46,000	28,907,388
Hikari Tsushin, Inc.	98,300	23,453,285

		98,124,556

Household Durables: 4.2%
Sony Corp.	808,300	61,949,757

Multiline Retail: 3.4%
Pan Pacific International Holdings Corp.	1,528,300	35,591,476
Marui Group Co., Ltd.	748,600	14,365,095

		49,956,571

Leisure Products: 2.1%
Bandai Namco Holdings, Inc.	407,700	29,872,208

Total Consumer Discretionary		239,903,092

COMMUNICATION SERVICES: 8.1%
Entertainment: 5.6%
Nintendo Co., Ltd.	119,700	67,832,943
Capcom Co., Ltd.	256,800	14,331,635

		82,164,578

Wireless Telecommunication Services: 2.5%
SoftBank Group Corp.	585,100	36,202,820

Total Communication Services		118,367,398

FINANCIALS: 5.8%
Insurance: 3.6%
Dai-ichi Life Holdings, Inc.	2,766,000	39,029,233
Tokio Marine Holdings, Inc.	317,200	13,878,950

		52,908,183

Diversified Financial Services: 2.2%
eGuarantee, Inc.	1,364,500	31,155,556

Total Financials		84,063,739

MATERIALS: 4.8%
Chemicals: 4.8%
Shin-Etsu Chemical Co., Ltd.	419,800	54,932,649

matthewsasia.com | 800.789.ASIA	1

Matthews Japan Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Sumitomo Bakelite Co., Ltd.	552,500	$15,221,412

Total Materials		70,154,061

TOTAL INVESTMENTS: 94.8%		1,384,304,478
(Cost $1,043,330,466)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 5.2%		75,786,860

NET ASSETS: 100.0%		$1,460,091,338

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS